Mortgage-Backed Debt and Related Collateral - Summary of Collateral for Mortgage-Backed Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments Owned and Pledged as Collateral [Line Items]
Residential loans of securitization trusts, principal balance	$ 252,080,666	$ 217,961,136	$ 90,094,189
Receivables related to Non-Residual Trusts	36,181	43,545	53,975
Real estate owned, net	79,079	73,573	64,959
Restricted cash and cash equivalents	811,670	804,803	653,338
VIE Primary Beneficiary [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Receivables related to Non-Residual Trusts	36,181	43,545
Restricted cash and cash equivalents	71,125	59,080	59,233
Total mortgage-backed debt collateral		2,400,000
VIE Primary Beneficiary [Member] | Mortgage-backed Debt [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Residential loans of securitization trusts, principal balance		2,248,467	2,458,678
Receivables related to Non-Residual Trusts		43,545	53,975
Real estate owned, net		42,298	43,115
Restricted cash and cash equivalents		58,081	58,253
Total mortgage-backed debt collateral		$ 2,392,391	$ 2,614,021